Organization, Description of Business and Going Concern (Tables)	6 Months Ended
Jun. 30, 2024
Organization, Description of Business and Going Concern [Abstract]
Schedule of Company and Subsidiaries	Details of the Company and subsidiaries as of June 30, 2024 are set out below:
Name	Incorporation Date	Percentage of effective ownership	Place of Incorporation	Fiscal Year	Principal Activities
Webuy Global Ltd	August 29, 2022	-	Cayman Islands	December 31	Investment holding
New Retail International Pte Ltd	November 23, 2018	100%	Singapore	December 31	Community-oriented e-commerce platform
PT Webuy Social Indonesia	May 5, 2020	95%	Indonesia	December 31	Community-oriented e-commerce platform
The Shopaholic Bear Pte Ltd	April 6, 2021	100%	Singapore	December 31	Community-oriented e-commerce platform
Bear Bear Pte Ltd	November 2, 2021	100%	Singapore	December 31	Retail business
Webuy Travel Pte. Ltd.	November 15, 2022	100%	Singapore	December 31	Sale of packaged-tour
PT Buah Kita Retail	October 23, 2023	100%	Indonesia	December 31	Retail business
PT Webuy Travel Indonesia	October 23, 2023	70%	Indonesia	December 31	Sale of packaged-tour
Webuy Advisory Pte Ltd	February 2, 2024	100%	Singapore	December 31	Management consultancy services